CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 1,929	$ 1,520	$ 0
Current convertible notes payable discount	587,765	512,883	0
Noncurrent convertible notes payable discount	$ 1,287,519	$ 1,093,340	$ 955,723
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.0010
Common Stock, shares authorized	480,000,000	480,000,000	480,000,000
Common Stock, shares issued	2,655,557	2,010,628	780,418
Common Stock, shares outstanding	2,655,557	2,010,628	780,418
Preferred Stock, (in dollars per share)	$ 0.001	$ 0.001	$ 0.0010
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred Stock, shares outstanding	1,000,000	1,000,000	1,000,000